Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	2023		2022
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,909,190	16,320	2,001,211	17,016
Issued Upon Exercise of Warrants	2,610	26	9,399	93
Issued Under Stock Option Plans	3,679	58	11,069	170
Purchase of Common Shares under NCIB	(43,611)	(373)	(112,489)	(959)
Outstanding, End of Year	1,871,868	16,031	1,909,190	16,320

As at December 31, 2023	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	6.77	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94	6,000
(1)The floating-rate dividend was 5.86 percent from December 31, 2022, to March 30, 2023 (December 31, 2021, to March 30, 2022 – 1.86 percent); 6.29 percent from March 31, 2023, to June 29, 2023 (March 31, 2022, to June 29, 2022 – 2.35 percent); 6.29 percent from June 30, 2023, to September 29, 2023 (June 30, 2022, to September 29, 2022 – 3.21 percent); and 6.89 percent from September 30, 2023, to December 30, 2023 (September 30, 2022, to December 30, 2022 – 5.05 percent).
Issued and Outstanding – Warrants

	2023		2022
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	55,720	184	65,119	215
Exercised	(2,610)	(8)	(9,399)	(31)
Purchased and Cancelled	(45,485)	(151)	—	—
Outstanding, End of Year	7,625	25	55,720	184

	Retained Earnings Prior to Ovintiv Split	Stock-Based Compensation	Total
As at December 31, 2021	3,966	318	4,284
Stock-Based Compensation Expense	—	10	10
Purchase of Common Shares Under NCIB	(1,571)	—	(1,571)
Common Shares Issued on Exercise of Stock Options	—	(32)	(32)
As at December 31, 2022	2,395	296	2,691
Stock-Based Compensation Expense	—	11	11
Purchase of Common Shares Under NCIB	(688)	—	(688)
Common Shares Issued on Exercise of Stock Options	—	(12)	(12)
As at December 31, 2023	1,707	295	2,002